UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place, 4th Fl.
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-451-2010

Date of fiscal year end: August 31
Date of reporting period: November 30, 2008

ITEM 1.           SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS
INSTITUTIONAL TRUST

CITI INSTITUTIONAL ENHANCED INCOME FUND

FORM N-Q
NOVEMBER 30, 2008

Notes to Schedule of Investments (unaudited)
Investments in Institutional Enhanced Portfolio, at value $28,257,470

1. Organization and Significant Accounting Policies

CitiSM Institutional Enhanced Income Fund (the “Fund”) is a separate diversified series of Legg Mason Partners Institutional Trust (the “Trust”), a Maryland business trust, registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in Institutional Enhanced Portfolio (the “Portfolio”), a series of Master Portfolio Trust, a management investment company that has the same investment objectives of the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. The Fund records its investment in the Portfolio at value. The value of such investment in the Portfolio reflects the Fund’s proportionate interest (78.8% at November 30, 2008) in the net assets of the Portfolio. Valuation of securities held by the Portfolio is discussed in Note 2 of the Portfolio’s Notes to Schedule of Investments, which are included elsewhere in this report.

(b) Credit and Market Risk. Investments in structured securities (such as those issued by Structured Investment Vehicles, or SIVs) which are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments resulting in a lack of correlation between their credit ratings and values.

2. Recent Accounting Pronouncement

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

Institutional Enhanced Portfolio

Schedule of Investments (unaudited)	November 30, 2008

Face
Amount	Security	Value
ASSET-BACKED SECURITIES — 9.7%
FINANCIALS — 9.7%
Automobiles — 1.0%
$400,000	Hertz Vehicle Financing LLC, 1.595% due 12/26/08 (a)(b)	$345,472
Home Equity — 8.7%
1,629,573	Chase Funding Mortgage Loan Asset-Backed Certificates, 1.685% due
	12/26/08 (a)	1,232,704
910,474	GMAC Mortgage Corp. Loan Trust, 1.605% due 12/26/08 (a)	359,054
825,547	Indymac Home Equity Loan Asset-Backed Trust, 1.565% due 12/26/08 (a)	198,787
	SACO I Trust:
1,464,557	1.525% due 12/26/08 (a)	251,539
1,641,134	1.545% due 12/26/08 (a)	333,842
950,985	Wachovia Asset Securitization Inc., 1.825% due 12/26/08 (a)	742,595
	Total Home Equity	3,118,521
	TOTAL ASSET-BACKED SECURITIES
	(Cost — $7,824,529)	3,463,993
COLLATERALIZED MORTGAGE OBLIGATIONS — 32.2%
2,079,746	American Home Mortgage Assets, 1.605% due 12/26/08 (a)	671,806
970,543	Ameriquest Mortgage Securities Inc., 1.655% due 12/26/08 (a)	660,339
269,737	Banc of America Mortgage Securities, 5.750% due 12/25/08	270,392
1,094,211	Bayview Financial Asset Trust, 1.845% due 12/26/08 (a)(b)(c)	787,832
	Countrywide Alternative Loan Trust:
693,181	1.682% due 12/22/08 (a)	266,656
22,591	1.695% due 12/26/08 (a)	19,518
509,949	3.790% due 1/1/09 (a)	270,273
1,390,273	FBR Securitization Trust, 1.671% due 12/26/08 (a)	1,142,522
739,048	IMPAC CMB Trust, 2.035% due 12/26/08 (a)	337,300
	Indymac Index Mortgage Loan Trust:
453,428	1.825% due 12/25/08 (a)	221,703
846,700	1.655% due 12/26/08 (a)	441,543
714,617	1.735% due 12/26/08 (a)	324,566
684,192	Lehman XS Trust, 1.615% due 12/26/08 (a)	277,526
397,740	Novastar Home Equity Loan, 1.70% due 12/26/08 (a)	341,291
	RAAC Series:
782,963	1.645% due 12/26/08 (a)(b)	571,364
1,067,206	1.665% due 12/26/08 (a)(b)	791,330
838,582	Residential Accredit Loans Inc., 1.735% due 12/25/08 (a)	695,076
78,343	Specialty Underwriting & Residential Finance, 1.745% due 12/26/08 (a)	35,440
674,716	Structured Adjustable Rate Mortgage Loan Trust, 1.595% due 12/26/08 (a)	431,929
495,360	Structured Asset Investment Loan Trust, 1.895% due 12/26/08 (a)	327,728
690,365	Structured Asset Mortgage Investments Inc., 4.762% due 12/26/08 (a)	533,155
	Thornburg Mortgage Securities Trust:
748,177	1.500% due 12/26/08 (a)	667,127
590,076	1.505% due 12/26/08 (a)	575,061
613,789	Truman Capital Mortgage Loan Trust, 1.825% due 12/26/08 (a)(b)(c)	445,973
514,266	Washington Mutual Inc., 1.655% due 12/25/08 (a)	212,164
620,383	WMALT Mortgage Pass-Through Certificates, 1.645% due 12/25/08 (a)	251,101
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost — $18,583,345)	11,570,715
CORPORATE BOND & NOTE — 1.7%
FINANCIALS — 1.7%
Insurance — 1.7%
650,000	Berkshire Hathaway Finance Corp., 5.119% due 1/12/09 (a)
	(Cost - $650,000)	608,308

See Notes to Schedule of Investments.

Institutional Enhanced Portfolio

Schedule of Investments (unaudited) (continued)	November 30, 2008

Face
Amount	Security	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 18.0%
U.S. Government Agencies — 18.0%
$ 2,500,000	Federal Farm Credit Bank (FFCB), Bonds, 1.120% due 12/5/08 (a)	$2,473,630
1,500,000	Federal Home Loan Mortgage Corp. (FHLMC), Notes, 1.361% due 12/28/08 (a)(d)	1,497,480
2,500,000	Federal National Mortgage Association (FNMA), Notes, 0.770% due 12/4/08 (a)(d)	2,481,345
	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
	(Cost — $6,499,632)	6,452,455
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost — $33,557,506)	22,095,471
SHORT-TERM INVESTMENTS — 38.2%
Bank Note — 2.1%
750,000	Wachovia Mortgage FSB, Senior Note, 2.936% due 3/2/09 (a)	741,163
Certificate of Deposit — 2.8%
1,000,000	PNC Bank N.A., 3.736% due 1/28/09 (a)	1,001,010
Commercial Paper — 16.0%
1,000,000	AT&T Inc., 1.906% due 12/29/08 (b)(e)	998,522
1,000,000	Calyon North America Inc., 1.401% due 12/12/08 (e)	999,572
1,000,000	Danske Corp., 3.520% due 12/19/08 (b)(e)	998,250
755,000	Kreditanstalt Fur Wiederaufbau International Finance Inc., 0.800% due
	12/1/08 (e)	755,000
1,000,000	Parker Hannifin Corp., 1.001% due 12/10/08 (b)(e)	999,750
1,000,000	San Paolo U.S. Financial Co., 3.516% due 12/15/08 (e)	998,639
	Total Commercial Paper	5,749,733
Medium-Term Notes — 7.6%
1,000,000	ANZ National International Ltd., 3.037% due 12/10/08 (a)(b)	999,358
750,000	Citigroup Funding Inc., 3.263% due 5/8/09 (a)	738,473
1,000,000	Royal Bank of Scotland PLC, 1.170% due 12/4/08 (a)(b)	996,113
	Total Medium-Term Notes	2,733,944
Time Deposit — 2.8%
1,000,000	Societe Generale Grand Cayman, 0.750% due 12/1/08	1,000,000
U.S. Government Agency — 6.9%
2,500,000	Federal National Mortgage Association (FNMA), Discount Notes, 1.253%
	due 12/31/08 (d)(e)	2,497,396
	TOTAL SHORT-TERM INVESTMENTS
	(Cost — $13,745,148)	13,723,246
	TOTAL INVESTMENTS — 99.8% (Cost — $47,302,654#)	35,818,717
	Other Assets in Excess of Liabilities — 0.2%	65,323
	TOTAL NET ASSETS — 100.0%	$35,884,040

(a)	Variable rate security. Interest rate disclosed is that which is in effect at November 30, 2008.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 2).

(d)	On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into Conservatorship.

(e)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
CMB - Cash Management Bill
GMAC - General Motors Acceptance Corp.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Institutional Enhanced Portfolio (the “Portfolio”) is a separate diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At November 30, 2008, all investors in the Portfolio were funds advised or administered by the manager of the fund and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Credit and Market Risk. Investments in structured securities (such as those issued by Structured Investment Vehicles, or SIVs) which are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value of these investments resulting in a lack of correlation between their credit ratings and values.

(b) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investment Valuation

Effective September 1, 2008, the Portfolio adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

  Level 1 – quoted prices in active markets for identical investments

  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

  Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Short-term obligation instruments with less than 60 days remaining to maturity when acquired by the Portfolio are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio may value these securities at fair value as determined in accordance with the procedures approved by the Portfolio’s Board of Trustees.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

Significant
			Other Significant	Unobservable
	November 30, 2008	Quoted Prices	Observable Inputs	Inputs
		(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$35,818,717	-	$35,030,885	$787,832

Notes to Schedule of Investments (unaudited) (continued)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments
in Securities
Balance as of August 31, 2008	$841,268
Accrued Premiums/Discounts	-
Realized Gain (Loss)	-
Change in unrealized appreciation
(depreciation)	(4,465)
Net purchases (sales)	(48,971)
Transfers in and/or out of Level 3	-
Balance as of November 30, 2008	$787,832

3. Investments

At November 30, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$2,603
Gross unrealized depreciation	(11,486,540)
Net unrealized depreciation	$(11,483,937)

4. Recent Accounting Pronouncement

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Portfolio’s derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolio’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio’s financial statements and related disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Institutional Trust

By: /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: January 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: January 23, 2009

By: /s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer

Date: January 23, 2009